Marketable Securities - Proceeds from sales and maturites, gross realiszed gains, gross realized losses, net realized gains (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Securities, Trading, Realized Gain (Loss) [Abstract]
Proceeds	$ 18
Equity Securities, FV-NI, Realized Gain (Loss) [Abstract]
Proceeds	50
Gross Realized Gains	1
Gross Realized Losses	(2)
Net Realized (Losses)	(1)
Marketable Securities, Gain (Loss) [Abstract]
Proceeds	68
Gross Realized Gains	1
Gross Realized Losses	(2)
Net Realized (Losses)	$ (1)